Finance Costs - Summary of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Costs [Abstract]
Interest on lease liabilities	$ 142	$ 195	$ 199
Interest on interest-bearing loans and borrowings (note 25)	758
Expenses for issuance of convertible redeemable preferred shares		4,014
Interest on an entrusted loan from a related party			24
Total	$ 900	$ 4,209	$ 223